Financial Statement Schedule I Condensed Financial Information of Parent Company - BASIS FOR PREPARATION (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financial Statement Schedule I Condensed Financial Information of Parent Company
Restricted net assets of Company's subsidiaries, VIE and VIE's subsidiaries	$ 266,542	$ 257,107